Lease Obligations and Commitments (Details) - Schedule of lease liabilities - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Lease Liabilities Abstract
Lease liabilities recognized as of January 1	$ 367,883	$ 641,251
Lease payments made	(194,396)	(251,383)
Interest expense on lease liabilities	17,456	39,836
Lease liabilities, Gross	190,943
Less: current portion	(190,943)
Lease liabilities, Net	$ 0	367,883
Foreign exchange adjustment		$ (61,821)